GROUP STRUCTURE (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share capital	$ 36	$ 36
Profit (loss) of the year	$ 619	$ 305	$ 457
CIESA [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	CIESA
Main activity	Investment
Date	Dec. 31, 2024
Share capital	$ 1
Profit (loss) of the year	183
Equity	$ 1,104
Direct and indirect participation	50.00%
Citelec [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	Citelec
Main activity	Investment
Date	Dec. 31, 2024
Share capital	$ 1
Profit (loss) of the year	36
Equity	$ 316
Direct and indirect participation	50.00%
CTB [Member]
IfrsStatementLineItems [Line Items]
Joint ventures	CTB
Main activity	Generation
Date	Dec. 31, 2024
Share capital	$ 8
Profit (loss) of the year	(38)
Equity	$ 459
Direct and indirect participation	50.00%